Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
iShares MSCI EAFE International Index Fund - Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 16,737	$ 16,142	$ 13,642	$ 15,897	$ 14,286	$ 13,224	$ 10,858	$ 12,533	$ 10,007	$ 9,909	$ 10,000
iShares MSCI EAFE International Index Fund - Investor A Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 16,318	15,783	13,374	15,616	14,067	13,064	10,750	12,438	9,963	9,886	10,000
iShares MSCI EAFE International Index Fund - Investor P Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Account Value	$ 15,465	14,947	12,676	14,801	13,329	12,378	10,187	11,787	9,435	9,365	9,475
iShares MSCI EAFE International Index Fund - Class G Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Class G Shares
Account Value	$ 16,747	16,142	13,642	15,897	14,286	13,224	10,858	12,533	10,007	9,909	10,000
iShares MSCI EAFE International Index Fund - Class K Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 16,825	16,219	13,706	15,950	14,327	13,257	10,872	12,544	10,021	9,919	10,000
iShares Russell 2000 Small-Cap Index Fund Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 21,188	19,016	16,267	20,433	17,810	14,845	11,829	13,282	11,595	9,557	10,000
iShares Russell 2000 Small-Cap Index Fund Investor A Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 20,673	18,599	15,951	20,082	17,557	14,672	11,719	13,195	11,540	9,534	10,000
iShares Russell 2000 Small-Cap Index Fund Investor P Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Account Value	$ 19,582	17,620	15,109	19,022	16,625	13,895	11,094	12,491	10,932	9,032	9,475
iShares Russell 2000 Small-Cap Index Fund Class K Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 21,303	19,111	16,341	20,510	17,868	14,890	11,853	13,308	11,604	9,559	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,223	$ 19,028	$ 16,273	$ 20,453	$ 17,813	$ 14,849	$ 11,830	$ 13,294	$ 11,595	$ 9,559	$ 10,000